Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Net loss carry forwards	$ 189,627	$ 190,885
Intangible assets	6,502	10,319
Property, plant and equipment	13,046	11,879
Warranty liability	3,290	4,056
Foreign tax credits	5,241	5,233
Inventory	4,668	3,806
Research and development	5,795	4,710
Other	13,190	15,288
Total gross deferred income tax assets	241,359	246,176
Valuation allowance	(239,511)	(244,536)
Total deferred income tax assets	1,848	1,640
Deferred income tax liabilities:
Intangible assets	(4,062)	(4,517)
Property, plant and equipment	(231)	(596)
Other	(323)	(796)
Total deferred income tax liabilities	(4,616)	(5,909)
Total net deferred income tax liabilities	(2,768)	(4,269)
Allocated as follows:
Deferred income tax assets	1,848	1,640
Deferred income tax liabilities	(4,616)	(5,909)
Total net deferred income tax liabilities	$ (2,768)	$ (4,269)